Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Jan. 17, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 10, 2025	Jan. 31, 2025
Summary of Significant Accounting Policies (Details) [Line Items]
Operating loss		$ (3,309,064)	$ (5,297,671)
Net loss		(3,471,227)	(4,664,455)
Cash flows used in operations		$ (705,725)	$ (3,166,067)
Preferred stock par value (in Dollars per share)		$ 0.001	$ 0.001
Estimated useful life (in years)		3 years
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Preferred stock par value (in Dollars per share)				$ 0.001
Sale of securities amount					$ 50,000,000
Subsequent Event [Member] | RABLBX Merger Sub Inc. and REalloys [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Post close aggregate common stock (as a percent)				7.30%
Aggregate as common and preferred stock (as a percent)				92.70%
Subsequent Event [Member] | Five Narrow Lane LP (“FNL”) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate principal amount	$ 2,300,000
Principal amount received	1,050,000
Additional funded amount	750,000
DebtInstrument funding up on registration declared effective	$ 500,000
RABLBX Merger Sub Inc. and REalloys [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Financing amount				$ 5,000,000